Disclosure of detailed information about property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 1	$ 33,376
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 2	16,653
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 3	179
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 4	50,208
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 5	300
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 6	225
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 7	3
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 8	528
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 9	(48)
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 10	(4)
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 11	0
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 12	(52)
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 13	0
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 14	(502)
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 15	0
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 16	(502)
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 17	33,628
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 18	16,372
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 19	182
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 20	50,182
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 21	405
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 22	39
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 23	5
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 24	449
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 25	94
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 26	(3)
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 27	0
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 28	91
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 29	0
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 30	0
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 31	(29)
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 32	(29)
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 33	0
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 34	(1,060)
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 35	0
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 36	(1,060)
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 37	34,127
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 38	15,348
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 39	158
Property And Equipment Disclosure Of Detailed Information About Property, Plant And Equipment 40	$ 49,633